ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Accrued payroll and welfare	14,760,788	15,761,463
Income and non-income-based taxes payables	7,156,828	9,389,054
Accrued marketing expenses	3,748,010	4,182,606
Accrued professional expenses	1,749,229	2,445,075
Advanced from customers	1,748,167	1,904,019
Accrued data and IT service expenses	1,443,897	1,467,007
Amounts due to employees for sale of their shares exercised under the share incentive plan	1,131,614	1,368,771
Others	2,007,644	1,259,754
Total	33,746,177	37,777,749